Property, Plant and Equipment - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 7,349,147
Fixed Asset | Battery Technology Solutions Business
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 7,300,000